NATURE OF OPERATIONS BASIS OF PRESENTATION GOING CONCERN AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2022	Apr. 30, 2022
NATURE OF OPERATIONS BASIS OF PRESENTATION GOING CONCERN AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)
Schedule of Both Basic and Diluted Earnings Per Share
	July 31, 2022	April 30, 2022
Warrants to purchase common stock	345,815,519	62,970,000
Options to purchase common stock	1,200,000	1,200,000
Conversion of convertible unsecured promissory notes	121,170,554	20,782,211
Conversion of convertible secured promissory notes	275,302,483	11,586,275
Total	743,488,556	96,538,486

	2022	2021
Warrants to purchase common stock	62,970,000	1,500,000
Options to purchase common stock	1,200,000	1,200,000
Conversion of convertible unsecured promissory notes	20,782,211	21,110,215
Conversion of convertible secured promissory notes	11,586,275	14,130,497
Total	96,538,486	37,940,712

Summary of Assets and Liabilities Measured at Fair Value on a Recurring and Non-Recurring Basis
	Carrying Value at July 31,	Fair Value Measurements at July 31, 2022
	2022	Level 1	Level 2	Level 3

Conversion option liability	$176,295	$-	$-	$176,295

	Carrying Value at April 30,	Fair Value Measurements at April 30, 2022
	2022	Level 1	Level 2	Level 3

Conversion option liability	$197,508	$-	$-	$197,508

Schedule of Conversion Option Liability
Conversion Option Liability
Balance – April 30, 2022	$197,508
Gain from change in the fair value of conversion option liability	(21,213)
Balance – July 31, 2022	$176,295